UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22032

Name of Fund: BlackRock International Growth and Income Trust (BGY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International Growth and Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 07/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Australia – 2.3%
Australia & New Zealand Banking Group Ltd.	366,500	$8,377,167
Lynas Corp. Ltd.(a)	2,171,300	5,092,685
Newcrest Mining Ltd.	272,500	11,882,925

		25,352,777

Austria – 0.3%
Erste Group Bank AG	74,700	3,571,448

Belgium – 0.8%
Anheuser-Busch InBev NV	155,000	8,920,993

Bermuda – 0.6%
Seadrill Ltd.	189,500	6,596,139

Brazil – 2.6%
Banco Bradesco SA - ADR(b)	517,300	9,947,679
Banco Bradesco SA, Preference Shares	203,300	3,865,827
BM&FBOVESPA SA	962,344	5,659,205
Cia Energetica de Minas Gerais - ADR	272,300	5,255,390
HRT Participacoes em Petroleo SA(a)	5,100	4,751,877

		29,479,978

British Virgin Islands – 0.1%
Arcos Dorados Holdings, Inc., Class A	64,500	1,513,170

Canada – 5.5%
Canadian National Railway Co.(b)	139,900	10,472,914
First Quantum Minerals Ltd.	72,100	9,995,673
Magna International, Inc., Class A	68,200	3,326,114
Manulife Financial Corp.	359,500	5,711,665
Petrominerales Ltd.	186,100	5,936,813
Quadra FNX Mining Ltd.(a)	229,400	3,651,865
Royal Bank of Canada	92,300	4,965,430
Suncor Energy, Inc.(b)	131,100	5,010,642
The Toronto-Dominion Bank	68,300	5,467,860
Trican Well Service Ltd.	280,100	7,331,939

		61,870,915

China – 1.8%
China Construction Bank Corp., H Shares	12,479,700	10,042,372
China Merchants Bank Co. Ltd., H Shares	2,363,900	5,602,655
Lentuo International, Inc. - ADR(a)	155,700	974,682
Sinopharm Group Co. Ltd., H Shares	266,400	775,676
Tencent Holdings Ltd.	121,200	3,146,426

		20,541,811

Denmark – 1.3%
Carlsberg A/S, Class B	49,600	4,872,126
FLSmidth & Co. A/S	94,400	7,320,272
Pandora A/S	90,500	2,593,768

		14,786,166

France – 5.3%
BNP Paribas	84,400	5,473,686
Cap Gemini SA	88,900	4,374,864
Danone	131,300	9,361,033
GDF Suez	183,160	5,989,526
LVMH Moet Hennessy Louis Vuitton SA	34,600	6,341,963
Sanofi SA	72,700	5,648,853
Societe Generale	130,500	6,459,725
Technip SA	102,600	11,234,323
Unibail-Rodamco SE - REIT	23,752	5,287,821

		60,171,794

Germany – 7.5%
BASF SE	81,900	7,396,518
Bayerische Motoren Werke AG	88,800	8,877,538
Continental AG(a)	56,200	5,597,681
Deutsche Bank AG	146,400	8,049,491
E.ON AG	145,900	4,022,939
Fresenius Medical Care AG & Co. KGaA	110,000	8,442,198
K+S AG	104,100	8,305,867
Kabel Deutschland Holding AG(a)	133,900	7,536,874
Merck KGaA	76,208	8,133,400
Metro AG	78,100	4,311,127
SAP AG - ADR(b)	119,500	7,457,995
Volkswagen AG, Preference Shares	33,344	6,656,037

		84,787,665

Gibraltar – 0.1%
Bwin.Party Digital Entertainment Plc(a)	423,699	936,553

Hong Kong – 5.3%
AIA Group Ltd.(a)	1,735,500	6,374,481
Cheung Kong Holdings Ltd.	349,000	5,321,147
China Merchants Holdings International Co. Ltd.	1,566,000	5,559,065
China Mobile Ltd.	603,500	6,004,131
China Resources Enterprise Ltd.	1,520,200	6,590,776
China Unicom Hong Kong Ltd.	2,266,000	4,526,159
CNOOC Ltd. - ADR(b)	23,000	5,113,130
Hong Kong Exchanges and Clearing Ltd.	242,500	5,002,636
Melco Crown Entertainment Ltd. - ADR(a)(b)	305,700	4,625,241
New World Development Ltd.	2,238,900	3,293,031
Wharf Holdings Ltd.	1,012,000	7,433,316

		59,843,113

India – 1.3%
HDFC Bank Ltd.	615,000	6,772,024
ICICI Bank Ltd.	232,400	5,435,624
Infosys Technologies Ltd. - ADR(b)	46,500	2,893,230

		15,100,878

Indonesia – 0.5%
Adaro Energy Tbk PT	17,527,800	5,434,758

Ireland – 0.3%
WPP Plc	318,600	3,610,857

Italy – 0.6%
Saipem SpA	132,600	6,909,879

Japan – 13.8%
Bridgestone Corp.	343,700	8,549,751
The Chiba Bank Ltd.	945,900	5,994,488
Daikin Industries Ltd.	208,500	7,396,459
Daiwa Office Investment Corp.	699	2,430,175
Dena Co. Ltd.	122,100	6,079,588
IHI Corp.(a)	5,000,600	13,474,048
ITOCHU Corp.	540,200	6,232,531
Japan Prime Realty Investment(a)	889	2,292,235
Japan Tobacco, Inc.	2,155	9,766,161
JGC Corp.	341,000	10,649,760
Kubota Corp.	898,400	8,153,957
Marubeni Corp.	856,800	6,429,058
Mitsubishi Chemical Holdings Corp.	677,400	5,280,183
Mitsui Fudosan Co. Ltd.	293,500	5,607,692
ORIX Corp.	57,600	6,213,456
Sekisui Chemical Co. Ltd.	603,000	5,571,311
SMC Corp.	40,400	7,429,924
Softbank Corp.	192,500	7,517,198

JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Japan (concluded)
Sumitomo Electric Industries Ltd.	486,700	$7,265,645
Sumitomo Mitsui Financial Group, Inc.	160,300	5,042,871
Teijin Ltd.	1,044,900	4,668,288
Toray Industries, Inc.	827,700	6,436,497
Yamato Holdings Co. Ltd.	387,000	6,629,844

		155,111,120

Malaysia – 1.0%
CIMB Group Holdings Bhd	4,231,200	11,776,375

Mexico – 1.0%
Fomento Economico Mexicano SAB de CV - ADR	105,300	7,620,561
Grupo Modelo SAB de CV, Series C	623,300	3,847,931

		11,468,492

Netherlands – 6.1%
Aegon NV(a)	921,600	5,274,103
ASML Holding NV	157,400	5,607,222
Corio NV - REIT	16,300	993,782
ING Groep NV(a)	467,700	5,018,903
Koninklijke DSM NV	121,000	6,860,558
Koninklijke KPN NV	318,800	4,546,436
Randstad Holding NV	173,000	7,774,801
Royal Dutch Shell Plc, Class A - ADR(b)	354,400	26,069,664
VimpelCom Ltd. - ADR(b)	257,000	3,186,800
Yandex NV(b)	91,000	3,182,270

		68,514,539

Norway – 2.7%
Aker Solutions ASA	272,600	4,770,443
DnB NOR ASA	354,300	5,152,270
Norsk Hydro ASA	853,600	6,076,369
Storebrand ASA	598,100	4,970,321
Subsea 7 SA(a)	361,700	9,524,816

		30,494,219

Russia – 0.6%
Lukoil OAO - ADR	106,700	7,164,905

Singapore – 1.3%
Singapore Telecommunications Ltd.	2,251,100	6,272,102
Straits Asia Resources Ltd.	3,252,400	8,153,379

		14,425,481

South Africa – 1.0%
MTN Group Ltd.	288,000	6,230,410
Naspers Ltd., N Shares	85,400	4,570,461

		10,800,871

South Korea – 4.8%
GS Engineering & Construction Corp.	62,071	7,008,874
Hyundai Engineering & Construction Co. Ltd.	129,666	10,626,559
Hyundai Marine & Fire Insurance Co. Ltd.	301,600	9,659,913
Kia Motors Corp.	119,000	8,724,209
KT Corp. - ADR	280,400	5,540,704
Samsung Electronics Co. Ltd.	8,100	6,486,177
Samsung Life Insurance Co. Ltd.	62,400	5,909,046

		53,955,482

Spain – 1.0%
Telefonica SA	522,200	11,639,649

Switzerland – 4.8%
Adecco SA (a)	97,800	5,877,023
Cie Financiere Richemont SA	87,600	5,657,590
Julius Baer Group Ltd.(a)	143,300	6,088,690
Roche Holding AG	64,300	11,538,372
Swiss Reinsurance Co. Ltd.(a)	140,800	7,926,876
UBS AG(a)	244,000	4,028,087
Xstrata Plc	602,000	12,701,161

		53,817,799

Taiwan – 3.0%
AU Optronics Corp. - ADR	492,700	2,714,777
Catcher Technology Co. Ltd.	1,236,800	10,801,810
Mega Financial Holding Co. Ltd.	7,811,100	7,519,776
Siliconware Precision Industries Co. - ADR	860,200	4,240,786
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR(b)	686,384	8,483,706

		33,760,855

Thailand – 1.2%
Bangkok Bank Public Co. Ltd.	800,500	4,731,694
Banpu Public Co. Ltd.	346,700	8,481,081

		13,212,775

United Kingdom – 12.5%
Aegis Group Plc	1,464,800	3,716,036
Antofagasta Plc	412,700	9,478,003
Barclays Plc - ADR(b)	497,800	7,247,968
Barratt Development Plc(a)	105,100	169,338
Bellway Plc	113,600	1,227,966
BG Group Plc	365,300	8,612,476
Britvic Plc	1,128,700	6,485,297
Carnival Plc	65,300	2,256,306
Cookson Group Plc	802,700	8,445,505
GKN Plc	1,067,400	3,918,328
GlaxoSmithKline Plc	311,100	6,935,988
HSBC Holdings Plc	1,994,000	19,440,070
Imperial Tobacco Group Plc	395,000	13,673,463
Inchcape Plc	837,120	5,332,782
International Consolidated Airlines Group(a)	2,420,400	9,399,187
Kazakhmys Plc	234,000	5,140,479
National Grid Plc	872,200	8,533,916
Persimmon Plc	50,300	379,589
Shire Plc(b)	30,700	3,192,800
Taylor Wimpey Plc(a)	2,185,100	1,261,452
Tullow Oil Plc	287,600	5,777,827
Vodafone Group Plc - ADR(b)	360,400	10,127,235

		140,752,011

United States – 0.9%
NII Holdings, Inc.(a)(b)	128,100	5,425,035
TE Connectivity Ltd.	125,800	4,331,294

		9,756,329

Total Common Stocks – 91.9%		1,036,079,796

2	JULY 31, 2011

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

	Shares	Value
Exchange-Traded Funds – 0.5%
iShares MSCI EAFE Index Fund(b)(c)	87,000	$5,102,550

Total Long-Term Investments (Cost – $989,888,787) – 92.4%		1,041,182,346

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.06%(c)(d)	87,808,915	87,808,915

Total Short-Term Securities (Cost – $87,808,915) – 7.8%		87,808,915

Total Investments Before Outstanding Options Written (Cost – $1,077,697,702*) – 100.2%		1,128,991,261

	Contracts
Options Written
Exchange-Traded Call Options Written – (0.2)%
Banco Bradesco SA - ADR, Strike Price USD 19, Expires 8/22/11	1,770	(129,210)
Barclays Plc - ADR, Strike Price USD 15, Expires 8/22/11	340	(21,250)
Canadian National Railway Co., Strike Price USD 80, Expires 9/19/11	160	(11,200)
CNOOC Ltd. - ADR, Strike Price USD 240, Expires 8/22/11	125	(15,938)
Infosys Technologies Ltd. - ADR, Strike Price USD 62.50, Expires 8/22/11	255	(39,525)
iShares MSCI EAFE Index Fund, Strike Price USD 59, Expires 8/22/11	870	(118,320)
Melco Crown Entertainment Ltd. - ADR, Strike Price USD 11, Expires 8/22/11	1,680	(705,600)
NII Holdings, Inc.:
Strike Price USD 42, Expires 8/22/11	355	(48,812)
Strike Price USD 43, Expires 8/22/11	355	(31,062)
Royal Dutch Shell Plc, Class A - ADR:
Strike Price USD 70, Expires 8/22/11	980	(362,600)
Strike Price USD 75, Expires 9/19/11	75	(9,000)
SAP AG - ADR:
Strike Price USD 61.50, Expires 8/02/11	160	(18,914)
Strike Price USD 61, Expires 8/12/11	340	(73,486)
Strike Price USD 60, Expires 8/22/11	160	(55,200)
Strike Price USD 65, Expires 8/22/11	30	(2,250)
Shire Plc, Strike Price USD 95, Expires 8/22/11	85	(79,475)
Suncor Energy, Inc.:
Strike Price USD 41, Expires 8/22/11	90	(2,880)
Strike Price USD 40, Expires 8/22/11	540	(29,700)
Strike Price USD 41, Expires 9/19/11	90	(7,155)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, Strike Price USD 12.50, Expires 8/22/11	1,810	(54,300)
VimpelCom Ltd. - ADR, Strike Price USD 13.50, Expires 8/22/11	640	(4,326)
Vodafone Group Plc - ADR:
Strike Price USD 27, Expires 8/22/11	990	(133,650)
Strike Price USD 26, Expires 8/29/11	990	(207,900)
Yandex NV:
Strike Price USD 34, Expires 8/22/11	250	(60,625)
Strike Price USD 36, Expires 8/22/11	260	(36,400)
Strike Price USD 38, Expires 9/19/11	30	(4,725)

Total Exchange-Traded Call Options Written		(2,263,503)

Over-the-Counter Call Options Written – (1.5)%
Adecco SA, Strike Price CHF 51.01, Expires 9/13/11, Broker Morgan Stanley & Co., Inc.	53,800	(51,920)
Aegis Group Plc:
Strike Price GBP 1.62, Expires 8/17/11, Broker Morgan Stanley & Co., Inc.	650,000	(10,444)
Strike Price GBP 1.56, Expires 9/13/11, Broker Morgan Stanley & Co., Inc.	156,000	(12,090)
Aegon NV:
Strike Price EUR 4.50, Expires 8/03/11, Broker UBS Securities LLC	428,000	(972)
Strike Price EUR 4.29, Expires 9/06/11, Broker Societe General Securities Corp.	79,000	(7,643)
AIA Group Ltd., Strike Price HKD 27.38, Expires 8/02/11, Broker BNP Paribas	1,229,000	(201,686)
Aker Solutions ASA:
Strike Price NOK 94.81, Expires 8/17/11, Broker Morgan Stanley & Co., Inc.	44,000	(21,435)
Strike Price NOK 96.54, Expires 9/06/11, Broker UBS Securities LLC	96,500	(54,162)
Anheuser-Busch InBev NV, Strike Price EUR 40.21, Expires 8/04/11, Broker Citigroup Global Markets, Inc.	85,300	(42,212)
Antofagasta Plc:
Strike Price GBP 14.26, Expires 8/17/11, Broker Morgan Stanley & Co., Inc.	85,000	(47,517)
Strike Price GBP 14.26, Expires 9/06/11, Broker Morgan Stanley & Co., Inc.	85,000	(72,235)
Strike Price GBP 14.37, Expires 9/13/11, Broker Morgan Stanley & Co., Inc.	63,000	(53,464)
ASML Holding NV, Strike Price EUR 26.19, Expires 9/21/11, Broker Citigroup Global Markets, Inc.	87,000	(60,755)
AU Optronics Corp. - ADR, Strike Price USD 7.73, Expires 8/03/11, Broker UBS Securities LLC	129,000	(1)
Australia & New Zealand Banking Group Ltd., Strike Price AUD 21.70, Expires 8/08/11, Broker Citigroup Global Markets, Inc.	201,500	(13,289)
Banco Bradesco SA - ADR:
Strike Price BRL 30.53, Expires 8/25/11, Broker Credit Suisse First Boston	112,000	(23,756)
Strike Price USD 19.79, Expires 8/29/11, Broker Goldman Sachs & Co.	107,500	(40,989)

JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
Barclays Plc - ADR:
Strike Price USD 16.93, Expires 8/05/11, Broker Credit Suisse First Boston	120,000	$(127)
Strike Price USD 17.10, Expires 8/05/11, Broker Credit Suisse First Boston	120,000	(73)
BASF SE, Strike Price EUR 69.98, Expires 8/17/11, Broker Deutsche Bank Securities Corp.	45,000	(3,797)
Bayerische Motoren Werke AG:
Strike Price EUR 68.30, Expires 8/03/11, Broker Morgan Stanley & Co., Inc.	6,000	(15,982)
Strike Price EUR 72, Expires 8/19/11, Broker Morgan Stanley & Co., Inc.	40	(7,048)
Strike Price EUR 71.54, Expires 9/06/11, Broker Citigroup Global Markets, Inc.	40,900	(109,503)
Bellway Plc:
Strike Price GBP 7.09, Expires 8/03/11, Broker Citigroup Global Markets, Inc.	35,000	(27)
Strike Price GBP 7.21, Expires 8/17/11, Broker Citigroup Global Markets, Inc.	27,500	(469)
BG Group Plc:
Strike Price GBP 13.17, Expires 8/04/11, Broker Morgan Stanley & Co., Inc.	151,000	(302,719)
Strike Price GBP 14.42, Expires 9/06/11, Broker Societe General Securities Corp.	50,500	(36,884)
BM&FBOVESPA SA:
Strike Price BRL 10.55, Expires 8/11/11, Broker Credit Suisse First Boston	443,500	(333)
Strike Price BRL 10.04, Expires 9/14/11, Broker Credit Suisse First Boston	86,000	(6,245)
BNP Paribas, Strike Price EUR 47.65, Expires 9/13/11, Broker Citigroup Global Markets, Inc.	46,500	(99,564)
Bridgestone Corp., Strike Price JPY 1,835.17, Expires 8/16/11, Broker Morgan Stanley & Co., Inc.	189,000	(219,056)
Britvic Plc:
Strike Price GBP 3.83, Expires 9/06/11, Broker UBS Securities LLC	399,300	(4,814)
Strike Price GBP 3.71, Expires 9/13/11, Broker Morgan Stanley & Co., Inc.	225,000	(8,618)
Bwin.Party Digital Entertainment Plc:
Strike Price GBP 1.50, Expires 8/17/11, Broker Citigroup Global Markets, Inc.	131,000	(6,959)
Strike Price GBP 1.43, Expires 9/06/11, Broker UBS Securities LLC	102,000	(14,702)
Canadian National Railway Co., Strike Price USD 78.68, Expires 8/30/11, Broker Deutsche Bank Securities Corp.	61,500	(28,967)
Cap Gemini SA, Strike Price EUR 39.56, Expires 8/03/11, Broker Morgan Stanley & Co., Inc.	48,900	(1)
Carlsberg A/S, Class B, Strike Price DKK 556.03, Expires 8/03/11, Broker UBS Securities LLC	27,300	–
Catcher Technology Co. Ltd., Strike Price TWD 185.44, Expires 8/02/11, Broker Deutsche Bank Securities Corp.	681,000	(1,570,148)
Cheung Kong Holdings Ltd.:
Strike Price HKD 110.09, Expires 8/02/11, Broker Morgan Stanley & Co., Inc.	190,000	(215,669)
Strike Price HKD 111.10, Expires 8/16/11, Broker Morgan Stanley & Co., Inc.	159,000	(160,132)
The Chiba Bank Ltd.:
Strike Price JPY 483.08, Expires 8/02/11, Broker Deutsche Bank Securities Corp.	320,000	(30,192)
Strike Price JPY 494.80, Expires 8/16/11, Broker JPMorgan Chase Securities	201,000	(17,599)
China Construction Bank Corp., H Shares, Strike Price HKD 6.48, Expires 8/16/11, Broker Morgan Stanley & Co., Inc.	6,865,000	(65,031)
China Merchants Bank Co. Ltd., H Shares, Strike Price HKD 18.96, Expires 8/16/11, Broker JPMorgan Chase Securities	1,300,000	(42,182)
China Merchants Holdings International Co. Ltd., Strike Price HKD 29.51, Expires 8/16/11, Broker Morgan Stanley & Co., Inc.	861,000	(24,792)
China Mobile Ltd., Strike Price HKD 72.62, Expires 8/16/11, Broker JPMorgan Chase Securities	332,000	(210,087)
China Resources Enterprise Ltd.:
Strike Price HKD 30.45, Expires 8/02/11, Broker Deutsche Bank Securities Corp.	526,000	(225,647)
Strike Price HKD 33.44, Expires 9/07/11, Broker Morgan Stanley & Co., Inc.	310,000	(43,734)
China Unicom Hong Kong Ltd., Strike Price HKD 15.39, Expires 8/02/11, Broker BNP Paribas	1,246,000	(55,121)
Cia Energetica de Minas Gerais - ADR:
Strike Price USD 20.08, Expires 8/18/11, Broker Goldman Sachs & Co.	96,400	(18,509)
Strike Price USD 20.40, Expires 8/31/11, Broker Citigroup Global Markets, Inc.	53,500	(11,809)
Cie Financiere Richemont SA:
Strike Price CHF 56, Expires 8/19/11, Broker UBS Securities LLC	50	(577)
Strike Price CHF 53.43, Expires 9/13/11, Broker Citigroup Global Markets, Inc.	43,200	(51,841)
CIMB Group Holdings Bhd, Strike Price MYR 9.06, Expires 8/16/11, Broker Deutsche Bank Securities Corp.	3,173,000	(32)
Continental AG, Strike Price EUR 68.26, Expires 8/03/11, Broker Citigroup Global Markets, Inc.	31,000	(87,548)

4	JULY 31, 2011

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
Cookson Group Plc:
Strike Price GBP 6.29, Expires 8/03/11, Broker Societe General Securities Corp.	221,000	$(63,211)
Strike Price GBP 7.05, Expires 8/17/11, Broker Deutsche Bank Securities Corp.	110,500	(4,457)
Strike Price GBP 6.51, Expires 9/06/11, Broker Societe General Securities Corp.	110,500	(40,630)
Corio NV - REIT, Strike Price EUR 43.48, Expires 9/13/11, Broker Morgan Stanley & Co., Inc.	9,000	(7,223)
Daikin Industries Ltd., Strike Price JPY 2,916.88, Expires 8/16/11, Broker BNP Paribas	114,000	(15,551)
Daiwa Office Investment Corp.:
Strike Price JPY 270,680, Expires 8/01/11, Broker Deutsche Bank Securities Corp.	190	(2,156)
Strike Price JPY 272,574.76, Expires 8/16/11, Broker JPMorgan Chase Securities	195	(6,306)
Danone:
Strike Price EUR 53.10, Expires 8/17/11, Broker Morgan Stanley & Co., Inc.	67,500	(2,825)
Strike Price EUR 52, Expires 8/19/11, Broker UBS Securities LLC	60	(2,402)
Dena Co. Ltd., Strike Price JPY 3,464.69, Expires 8/02/11, Broker Morgan Stanley & Co., Inc.	67,500	(323,777)
Deutsche Bank AG, Strike Price EUR 38.43, Expires 9/13/11, Broker Citigroup Global Markets, Inc.	80,500	(176,518)
DnB NOR ASA, Strike Price NOK 79.61, Expires 8/17/11, Broker Citigroup Global Markets, Inc.	195,000	(37,559)
E.ON AG, Strike Price EUR 19.10, Expires 9/06/11, Broker UBS Securities LLC	80,300	(54,853)
Erste Group Bank AG, Strike Price EUR 34.35, Expires 8/03/11, Broker UBS Securities LLC	41,100	(9,674)
First Quantum Minerals Ltd., Strike Price CAD 135, Expires 8/22/11, Broker T.D. Securities	395	(238,749)
FLSmidth & Co. A/S, Strike Price DKK 436.25, Expires 9/06/11, Broker UBS Securities LLC	52,000	(44,443)
Fomento Economico Mexicano SAB de CV - ADR:
Strike Price USD 63.27, Expires 8/05/11, Broker Morgan Stanley & Co., Inc.	33,000	(300,399)
Strike Price USD 73.02, Expires 8/30/11, Broker Goldman Sachs & Co.	25,000	(35,608)
Fresenius Medical Care AG & Co. KGaA:
Strike Price EUR 51.02, Expires 8/04/11, Broker UBS Securities LLC	23,800	(83,078)
Strike Price EUR 55.31, Expires 9/13/11, Broker UBS Securities LLC	36,700	(38,895)
GDF Suez, Strike Price EUR 23.80, Expires 9/13/11, Broker UBS Securities LLC	100,800	(41,892)
GKN Plc:
Strike Price GBP 2.18, Expires 8/04/11, Broker Morgan Stanley & Co., Inc.	425,000	(51,356)
Strike Price GBP 2.40, Expires 8/17/11, Broker Morgan Stanley & Co., Inc.	162,000	(3,784)
GlaxoSmithKline Plc, Strike Price GBP 13.66, Expires 8/17/11, Broker Citigroup Global Markets, Inc.	171,000	(41,485)
Grupo Modelo SAB de CV, Series C:
Strike Price MXN 71.74, Expires 8/04/11, Broker Deutsche Bank Securities Corp.	114,100	(10,807)
Strike Price MXN 70.66, Expires 8/11/11, Broker Credit Suisse First Boston	114,500	(21,498)
Strike Price MXN 73.21, Expires 9/14/11, Broker Banc of America Securities	114,100	(16,543)
GS Engineering & Construction Corp., Strike Price KRW 129,603.20, Expires 8/16/11, Broker Deutsche Bank Securities Corp.	38,000	(26,228)
Hong Kong Exchanges and Clearing Ltd., Strike Price HKD 164.13, Expires 8/16/11, Broker JPMorgan Chase Securities	133,000	(28,409)
HRT Participacoes em Petroleo SA, Strike Price BRL 1,402.84, Expires 8/25/11, Broker Credit Suisse First Boston	2,800	(172,061)
HSBC Holdings Plc:
Strike Price GBP 6.12, Expires 8/04/11, Broker Citigroup Global Markets, Inc.	548,000	(8,459)
Strike Price GBP 6.29, Expires 8/17/11, Broker Deutsche Bank Securities Corp.	549,000	(14,346)
Hyundai Engineering & Construction Co. Ltd.:
Strike Price KRW 85,223.80, Expires 8/02/11, Broker Deutsche Bank Securities Corp.	58,400	(97,018)
Strike Price KRW 85,951, Expires 8/02/11, Broker Deutsche Bank Securities Corp.	21,600	(26,754)
Hyundai Marine & Fire Insurance Co. Ltd., Strike Price KRW 31,178.70, Expires 8/16/11, Broker Deutsche Bank Securities Corp.	166,000	(457,566)
IHI Corp., Strike Price JPY 205.53, Expires 8/02/11, Broker Morgan Stanley & Co., Inc.	2,750,000	(120,899)
Imperial Tobacco Group Plc, Strike Price GBP 21.62, Expires 9/06/11, Broker Citigroup Global Markets, Inc.	218,000	(92,170)
Inchcape Plc, Strike Price GBP 4.07, Expires 9/06/11, Broker Citigroup Global Markets, Inc.	460,500	(53,289)
ING Groep NV:
Strike Price EUR 8.05, Expires 8/03/11, Broker UBS Securities LLC	120,700	(2,151)
Strike Price EUR 8.01, Expires 9/06/11, Broker Societe General Securities Corp.	137,000	(36,502)
International Consolidated Airlines Group:
Strike Price GBP 2.35, Expires 9/06/11, Broker Citigroup Global Markets, Inc.	841,500	(145,715)
Strike Price GBP 2.34, Expires 9/13/11, Broker UBS Securities LLC	490,000	(92,987)
ITOCHU Corp., Strike Price JPY 827.90, Expires 8/16/11, Broker Morgan Stanley & Co., Inc.	297,000	(233,037)

JULY 31, 2011	5

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
Japan Prime Realty Investment:
Strike Price JPY 223,210, Expires 8/01/11, Broker Deutsche Bank Securities Corp.	245	$–
Strike Price JPY 212,302, Expires 8/16/11, Broker Deutsche Bank Securities Corp.	245	(966)
Japan Tobacco, Inc., Strike Price JPY 309,795.15, Expires 8/16/11, Broker Deutsche Bank Securities Corp.	1,185	(603,546)
JGC Corp., Strike Price JPY 2,220.79, Expires 8/02/11, Broker Morgan Stanley & Co., Inc.	222,000	(533,970)
Julius Baer Group Ltd., Strike Price CHF 33.90, Expires 8/03/11, Broker Deutsche Bank Securities Corp.	78,800	(24,078)
K+S AG, Strike Price EUR 52.68, Expires 8/04/11, Broker UBS Securities LLC	57,300	(236,278)
Kabel Deutschland Holding AG:
Strike Price EUR 43.53, Expires 8/03/11, Broker UBS Securities LLC	32,600	(8)
Strike Price EUR 42.76, Expires 8/25/11, Broker Barclays Capital, Inc.	25,500	(7,676)
Strike Price EUR 39.60, Expires 9/13/11, Broker Morgan Stanley & Co., Inc.	15,500	(31,196)
Kazakhmys Plc, Strike Price GBP 13.60, Expires 9/13/11, Broker UBS Securities LLC	128,700	(121,032)
Kia Motors Corp., Strike Price KRW 68,888.06, Expires 8/02/11, Broker Deutsche Bank Securities Corp.	65,500	(528,968)
Koninklijke DSM NV, Strike Price EUR 42.92, Expires 9/13/11, Broker Societe General Securities Corp.	66,600	(30,519)
Koninklijke KPN NV, Strike Price EUR 9.71, Expires 9/13/11, Broker Citigroup Global Markets, Inc.	175,400	(75,895)
KT Corp. - ADR:
Strike Price USD 18.33, Expires 8/05/11, Broker Deutsche Bank Securities Corp.	32,500	(46,410)
Strike Price USD 18.70, Expires 8/12/11, Broker Morgan Stanley & Co., Inc.	52,000	(57,380)
Strike Price USD 19.13, Expires 8/30/11, Broker Deutsche Bank Securities Corp.	70,000	(64,950)
Kubota Corp., Strike Price JPY 695.64, Expires 8/02/11, Broker Morgan Stanley & Co., Inc.	494,000	(60,513)
Lukoil OAO - ADR, Strike Price USD 63.13, Expires 8/04/11, Broker Morgan Stanley & Co., Inc.	58,700	(215,429)
LVMH Moet Hennessy Louis Vuitton SA:
Strike Price EUR 130, Expires 8/19/11, Broker Morgan Stanley & Co., Inc.	50	(15,563)
Strike Price EUR 129.53, Expires 9/13/11, Broker Societe General Securities Corp.	14,000	(70,474)
Lynas Corp. Ltd., Strike Price AUD 2.07, Expires 8/08/11, Broker JPMorgan Chase Securities	1,253,000	(177,743)
Magna International, Inc., Class A, Strike Price USD 51.48, Expires 8/31/11, Broker Morgan Stanley & Co., Inc.	37,500	(36,662)
Manulife Financial Corp.:
Strike Price CAD 16, Expires 8/22/11, Broker T.D. Securities	1,980	(35,228)
Strike Price CAD 16, Expires 9/19/11, Broker T.D. Securities	100	(3,402)
Marubeni Corp., Strike Price JPY 537.75, Expires 8/16/11, Broker Morgan Stanley & Co., Inc.	471,000	(249,307)
Mega Financial Holding Co. Ltd., Strike Price TWD 24.34, Expires 8/16/11, Broker Deutsche Bank Securities Corp.	4,296,000	(507,272)
Merck KGaA:
Strike Price EUR 74.58, Expires 8/03/11, Broker UBS Securities LLC	33,900	(20,722)
Strike Price EUR 77.74, Expires 9/13/11, Broker Citigroup Global Markets, Inc.	14,800	(16,574)
Metro AG, Strike Price EUR 39.94, Expires 9/06/11, Broker Societe General Securities Corp.	43,000	(41,868)
Mitsubishi Chemical Holdings Corp., Strike Price JPY 567.06, Expires 8/16/11, Broker Deutsche Bank Securities Corp.	373,000	(168,101)
Mitsui Fudosan Co. Ltd., Strike Price JPY 1,372.28, Expires 8/16/11, Broker Morgan Stanley & Co., Inc.	162,000	(216,360)
MTN Group Ltd., Strike Price ZAR 145.55, Expires 9/06/11, Broker Societe General Securities Corp.	159,000	(90,934)
Naspers Ltd., N Shares, Strike Price ZAR 379.26, Expires 9/06/11, Broker Citigroup Global Markets, Inc.	47,000	(43,898)
National Grid Plc, Strike Price GBP 6.16, Expires 9/06/11, Broker Societe General Securities Corp.	480,000	(38,176)
New World Development Ltd., Strike Price HKD 11.69, Expires 8/16/11, Broker Morgan Stanley & Co., Inc.	1,232,000	(21,620)
Newcrest Mining Ltd., Strike Price AUD 37.44, Expires 8/16/11, Broker Citigroup Global Markets, Inc.	150,000	(396,892)
Norsk Hydro ASA, Strike Price NOK 38.87, Expires 8/03/11, Broker Morgan Stanley & Co., Inc.	470,000	(29,647)
ORIX Corp., Strike Price JPY 7,683.66, Expires 8/02/11, Broker Morgan Stanley & Co., Inc.	32,000	(260,980)
Pandora A/S:
Strike Price DKK 162.06, Expires 8/03/11, Broker UBS Securities LLC	10,000	(2,160)
Strike Price DKK 161.61, Expires 9/13/11, Broker UBS Securities LLC	40,000	(80,395)
Petrominerales Ltd.:
Strike Price CAD 29.31, Expires 8/11/11, Broker Deutsche Bank Securities Corp.	57,500	(99,167)
Strike Price CAD 28, Expires 9/19/11, Broker T.D. Securities	450	(163,666)
Quadra FNX Mining Ltd.:
Strike Price CAD 14.59, Expires 8/29/11, Broker Goldman Sachs & Co.	126,000	(135,506)
Strike Price CAD 17, Expires 9/19/11, Broker T.D. Securities	75	(2,551)

6	JULY 31, 2011

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
Randstad Holding NV:
Strike Price EUR 31.08, Expires 8/03/11, Broker Morgan Stanley & Co., Inc.	34,000	$(29,417)
Strike Price EUR 31.27, Expires 9/13/11, Broker UBS Securities LLC	61,300	(107,082)
Roche Holding AG, Strike Price CHF 137.29, Expires 9/06/11, Broker UBS Securities LLC	35,000	(222,880)
Royal Bank of Canada, Strike Price CAD 55, Expires 8/22/11, Broker T.D. Securities	510	(4,537)
Royal Dutch Shell Plc, Class A - ADR:
Strike Price USD 72.91, Expires 8/24/11, Broker Morgan Stanley & Co., Inc.	59,000	(105,110)
Strike Price USD 71.58, Expires 9/01/11, Broker Goldman Sachs & Co.	38,000	(103,926)
Saipem SpA, Strike Price EUR 36.05, Expires 9/06/11, Broker UBS Securities LLC	73,000	(128,466)
Samsung Electronics Co. Ltd., Strike Price KRW 856,422.43, Expires 8/02/11, Broker Morgan Stanley & Co., Inc.	4,500	(17,564)
Sanofi SA, Strike Price EUR 54.03, Expires 8/03/11, Broker UBS Securities LLC	40,000	(33,570)
Seadrill Ltd., Strike Price NOK 182.39, Expires 8/04/11, Broker Morgan Stanley & Co., Inc.	104,500	(98,380)
Sekisui Chemical Co. Ltd., Strike Price JPY 684.56, Expires 8/02/11, Broker Deutsche Bank Securities Corp.	332,000	(116,388)
Shire Plc, Strike Price USD 100.89, Expires 9/09/11, Broker Deutsche Bank Securities Corp.	8,500	(44,754)
Siliconware Precision Industries Co. - ADR:
Strike Price USD 6.61, Expires 8/02/11, Broker Morgan Stanley & Co., Inc.	167,000	(2)
Strike Price USD 6.34, Expires 8/09/11, Broker Deutsche Bank Securities Corp.	125,000	(1)
Strike Price USD 6.07, Expires 8/25/11, Broker Citigroup Global Markets, Inc.	94,000	(247)
Strike Price USD 5.71, Expires 8/30/11, Broker Citigroup Global Markets, Inc.	87,000	(1,622)
Singapore Telecommunications Ltd., Strike Price SGD 3.02, Expires 8/16/11, Broker JPMorgan Chase Securities	1,238,000	(240,971)
SMC Corp., Strike Price JPY 14,277.50, Expires 8/16/11, Broker Deutsche Bank Securities Corp.	22,300	(87,269)
Societe Generale:
Strike Price EUR 39.39, Expires 8/03/11, Broker UBS Securities LLC	17,200	(348)
Strike Price EUR 36.76, Expires 9/13/11, Broker Citigroup Global Markets, Inc.	54,600	(95,924)
Softbank Corp., Strike Price JPY 3,065.10, Expires 8/02/11, Broker Morgan Stanley & Co., Inc.	106,000	(19,634)
Storebrand ASA, Strike Price NOK 48.65, Expires 9/13/11, Broker UBS Securities LLC	329,000	(51,872)
Straits Asia Resources Ltd.:
Strike Price SGD 2.97, Expires 8/16/11, Broker Deutsche Bank Securities Corp.	974,000	(96,031)
Strike Price SGD 3.11, Expires 9/07/11, Broker Morgan Stanley & Co., Inc.	1,051,000	(85,054)
Subsea 7 SA, Strike Price NOK 140.50, Expires 8/17/11, Broker Morgan Stanley & Co., Inc.	199,500	(167,184)
Sumitomo Electric Industries Ltd., Strike Price JPY 1,224.12, Expires 8/16/11, Broker BNP Paribas	267,000	(7,414)
Sumitomo Mitsui Financial Group, Inc., Strike Price JPY 2,417.40, Expires 8/02/11, Broker Morgan Stanley & Co., Inc.	88,200	(29,197)
Swiss Reinsurance Co. Ltd., Strike Price CHF 45.59, Expires 9/06/11, Broker Citigroup Global Markets, Inc.	78,000	(98,211)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR:
Strike Price USD 13.75, Expires 8/02/11, Broker Goldman Sachs & Co.	99,000	(1)
Strike Price USD 13.15, Expires 9/14/11, Broker Morgan Stanley & Co., Inc.	98,000	(15,018)
Taylor Wimpey Plc, Strike Price GBP 0.37, Expires 8/03/11, Broker Societe General Securities Corp.	1,202	(4,213)
TE Connectivity Ltd., Strike Price USD 38.34, Expires 8/25/11, Broker Goldman Sachs & Co.	69,000	(19,646)
Technip SA:
Strike Price EUR 70.42, Expires 8/04/11, Broker UBS Securities LLC	28,400	(236,125)
Strike Price EUR 76.61, Expires 9/13/11, Broker Societe General Securities Corp.	28,000	(101,348)
Teijin Ltd., Strike Price JPY 356.67, Expires 8/16/11, Broker Deutsche Bank Securities Corp.	575,000	(28,036)
Telefonica SA:
Strike Price EUR 16.37, Expires 8/03/11, Broker Citigroup Global Markets, Inc.	144,000	(10)
Strike Price EUR 16.62, Expires 8/17/11, Broker Citigroup Global Markets, Inc.	143,500	(2,312)
Tencent Holdings Ltd., Strike Price HKD 210.26, Expires 8/16/11, Broker Morgan Stanley & Co., Inc.	67,000	(28,328)
Toray Industries, Inc., Strike Price JPY 590.58, Expires 8/02/11, Broker Morgan Stanley & Co., Inc.	456,000	(58,325)
The Toronto-Dominion Bank, Strike Price CAD 78.91, Expires 8/26/11, Broker Deutsche Bank Securities Corp.	37,500	(22,157)
Trican Well Service Ltd.:
Strike Price CAD 22, Expires 8/22/11, Broker T.D. Securities	850	(282,459)
Strike Price CAD 26, Expires 9/19/11, Broker T.D. Securities	690	(63,190)
Tullow Oil Plc, Strike Price GBP 12.30, Expires 8/04/11, Broker Credit Suisse First Boston	158,000	(36,782)

JULY 31, 2011	7

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (concluded)
UBS AG, Strike Price CHF 14.05, Expires 9/13/11, Broker Citigroup Global Markets, Inc.	135,000	$(44,848)
Unibail-Rodamco SE - REIT, Strike Price EUR 155.61, Expires 8/03/11, Broker Citigroup Global Markets, Inc.	17,900	(22,402)
VimpelCom Ltd. - ADR:
Strike Price USD 13.31, Expires 8/12/11, Broker Morgan Stanley & Co., Inc.	40,000	(1,974)
Strike Price USD 12.12, Expires 9/08/11, Broker Deutsche Bank Securities Corp.	37,500	(17,594)
Volkswagen AG, Preference Shares, Strike Price EUR 149.53, Expires 9/06/11, Broker Morgan Stanley & Co., Inc.	18,400	(58,387)
Wharf Holdings Ltd., Strike Price HKD 52.71, Expires 8/02/11, Broker Morgan Stanley & Co., Inc.	557,000	(326,421)
WPP Plc, Strike Price GBP 7.49, Expires 8/03/11, Broker Morgan Stanley & Co., Inc.	175,000	(47)
Xstrata Plc:
Strike Price GBP 12.74, Expires 8/03/11, Broker Citigroup Global Markets, Inc.	165,000	(77,287)
Strike Price GBP 13.98, Expires 9/06/11, Broker Citigroup Global Markets, Inc.	74,000	(18,188)
Strike Price GBP 13.78, Expires 9/13/11, Broker Citigroup Global Markets, Inc.	93,000	(37,074)
Yamato Holdings Co. Ltd., Strike Price JPY 1,249.88, Expires 8/02/11, Broker Morgan Stanley & Co., Inc.	212,000	(190,271)

Total Over-the-Counter Call Options Written		(16,943,558)

Total Options Written (Premiums Received – $17,613,367) – (1.7)%		(19,207,061)

Total Investments Net of Outstanding Options Written – 98.5%		1,109,784,200
Other Assets Less Liabilities – 1.5%		17,064,838

Net Assets – 100.0%		$1,126,849,038

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011 as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,092,332,160

Gross unrealized appreciation	$97,450,075
Gross unrealized depreciation	(60,790,974)

Net unrealized appreciation	$36,659,101

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(c)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Net Activity	Shares Held at July 31, 2011	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	57,450,039	30,358,876	87,808,915	$303	$42,933
iShares MSCI EAFE Index Fund	–	87,000	87,000	$170,048	$181,072

(d)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of July 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	1,000	USD	1,634	Citigroup Global Markets, Inc.	8/01/11	$7
USD	1,315,870	EUR	914,000	Deutsche Bank Securities Corp.	8/03/11	2,627
USD	14,527	MXN	171,000	Citigroup Global Markets, Inc.	8/02/11	(42)
USD	218,793	HKD	1,705,000	UBS Securities LLC	8/02/11	29
USD	2,267,223	GBP	1,378,000	Citigroup Global Markets, Inc.	8/03/11	5,385
USD	6,261	CAD	6,000	Citigroup Global Markets, Inc.	8/02/11	(19)

Total						$7,987

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

8	JULY 31, 2011

Schedule of Investments (concluded)	BlackRock International Growth and Income Trust (BGY)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report. The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	–	$25,352,777	–	$25,352,777
Austria	–	3,571,448	–	3,571,448
Belgium	–	8,920,993	–	8,920,993
Bermuda	–	6,596,139	–	6,596,139
Brazil	$29,479,978	–	–	29,479,978
British Virgin Islands	1,513,170	–	–	1,513,170
Canada	61,870,915	–	–	61,870,915
China	974,682	19,567,129	–	20,541,811
Denmark	2,593,768	12,192,398	–	14,786,166
France	–	60,171,794	–	60,171,794
Germany	7,457,995	77,329,670	–	84,787,665
Gibraltar	–	936,553	–	936,553
Hong Kong	9,738,371	50,104,742	–	59,843,113
India	2,893,230	12,207,648	–	15,100,878
Indonesia	–	5,434,758	–	5,434,758
Ireland	–	3,610,857	–	3,610,857
Italy	–	6,909,879	–	6,909,879
Japan	–	155,111,120	–	155,111,120
Malaysia	–	11,776,375	–	11,776,375
Mexico	11,468,492	–	–	11,468,492
Netherlands	32,438,734	36,075,805	–	68,514,539
Norway	–	30,494,219	–	30,494,219
Russia	7,164,905	–	–	7,164,905
Singapore	–	14,425,481	–	14,425,481
South Africa	–	10,800,871	–	10,800,871
South Korea	5,540,704	48,414,778	–	53,955,482
Spain	–	11,639,649	–	11,639,649
Switzerland	7,926,876	45,890,923	–	53,817,799
Taiwan	15,439,269	18,321,586	–	33,760,855
Thailand	–	13,212,775	–	13,212,775
United Kingdom	20,568,003	120,184,008	–	140,752,011
United States	9,756,329	–	–	9,756,329
Exchange-Traded Funds	5,102,550	–	–	5,102,550
Short-Term Securities	87,808,915	–	–	87,808,915

Total	$319,736,886	$809,254,375	–	$1,128,991,261

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$8,048	–	–	$8,048
Liabilities:
Equity contracts	(2,778,251)	$(16,428,810)	–	(19,207,061)
Foreign currency exchange contracts	(61)	–	–	(61)

Total	$(2,770,264)	$(16,428,810)	–	$(19,199,074)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

JULY 31, 2011	9

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Growth and Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock International Growth and Income Trust

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock International Growth and Income Trust

Date: September 26, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock International Growth and Income Trust

Date: September 26, 2011